NOTES PAYABLE (Insurance Loan) (Details) - Insurance Financing Agreement [Member] - USD ($)	Nov. 14, 2016	Aug. 15, 2015	Dec. 31, 2016
Debt Instrument [Line Items]
Insurance premiums		$ 28,384
Interest rate on note		7.25%
Monthly payments		$ 2,934
Outstanding balance of note at end of period			$ 11,559
Officer [Member]
Debt Instrument [Line Items]
Insurance premiums	$ 25,224
Interest rate on note	5.00%
Monthly payments	$ 2,581
Outstanding balance of note at end of period			$ 22,748